Note 12 - Employees Post retirement Benefits and Other Benefits	3 Months Ended
Mar. 31, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Note 12 - Employees Postretirement Benefits and Other Benefits [Text Block]

12. Employees’ Postretirement Benefits and Other Benefits

The Company sponsors a defined contribution benefit pension plan covering substantially all of its employees and provides certain health care benefits for a number of active and retired employees. In the first quarter of 2011, the Company made contributions of US$71 to the defined contribution portion of the variable contribution plan.

The balances related to Employees’ Postretirement Benefits are represented as follows:

	As of
	March 31, 2011			December 31, 2010
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	400	384	784	369	374	743
Variable Contribution plan	40	-	40	39	-	39

Employees’.postretirement projected benefits obligation	440	384	824	408	374	782

Long-term liabilities
Defined-benefit plan	5,876	8,269	14,145	5,719	7,889	13,608
Variable Contribution plan	190	-	190	132	-	132
Employees’ postretirement projected benefits obligation	6,066	8,269	14,335	5,851	7,889	13,740

	6,506	8,653	15,159	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	3,397	626	4,023	3,322	609	3,931
Variable Contribution plan	189	-	189	189	-	189
Tax effect	(1,219)	(214)	(1,433)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,367	412	2,779	2,317	402	2,719

Net periodic benefit cost includes the following components:

	As of March 31,
	2011			2010
	Pension Plans			Pension Plans
	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	61	47	38	60	21	28
Interest cost on projected benefit obligation	957	13	238	744	8	186
Expected return on plan assets	(846)	(6)	-	(625)	(4)	-
Amortization of net actuarial loss	17	3	8	16	2	-
Recognized loss	(1)	-	-	-	-	-
	188	57	284	195	27	214

Employees’ contributions	(61)	-	-	(55)	(4)	-

Net periodic benefit cost	127	57	284	140	23	214

At March 31, 2011, the balances of the Financial Commitment Agreements, signed in 2008 by the Company and Petros, totaled US$3,053, on which US$72  in interest falls due in 2011.